Issued capital, Ordinary shares (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Jun. 30, 2023
Ordinary share capital [abstract]
Ordinary shares - fully paid and unrestricted	$ 1,327,668	$ 965,857
Issued Capital [Member]
Ordinary share capital [abstract]
Ordinary shares - fully paid and unrestricted (in shares)	138,411,731	64,747,477
Ordinary shares - fully paid and unrestricted	$ 1,327,668	$ 965,857